Note 14 - Other Expenses (Tables)	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Amortization of other intangible assets	$4,995	$4,331	$9,340	$7,791
Depreciation of property, plant and equipment	960	985	1,858	1,982
Bad debt expense	24,384	13,763	45,184	29,035
Share-based compensation	1,494	1,716	3,269	16,963
	$31,833	$20,795	$59,651	$55,771

Disclosure of employee benefits [text block]
	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Wages, salaries and commissions	$67,996	$56,447	$128,527	$112,618
Benefits	11,692	6,193	16,573	12,503
	$79,688	$62,640	$145,100	$125,121